Interests in Other Entities (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Summarized Financial Information of the Group's Principal Associates and Joint Ventures
The summarized financial information of the Group’s principal associates and joint ventures, including the aggregated amounts of assets, liabilities, revenue, profit or loss and the interest held by the Group were as follows:

Name	Country of Incorporation	Registered Capital	Principal Activities	Interest Held
				Direct %	Indirect %
China Oil & Gas Piping Network Corporation (“PipeChina”)	PRC	500,000	Pipeline transport, storage service, import of equipment, import and export of techniques, science and technology research, research and application of informatization, technology consulting, technology service, technology transfer, promotion of technology	29.90	—
China Petroleum Finance Co., Ltd.	PRC	8,331	Deposits, loans, settlement, lending, bills acceptance discounting, guarantee and other banking business	32.00	—
CNPC Captive Insurance Co., Ltd.	PRC	5,000	Property loss insurance, liability insurance, credit insurance and deposit insurance; as well as the application of the above insurance reinsurance and insurance capital business	49.00	—
China Marine Bunker (PetroChina) Co., Ltd.	PRC	1,000	Oil import and export trade and transportation, sale and storage	—	50.00
Mangistau Investment B.V.	Netherlands	USD 131 million	Engages in investing activities, the principle activities of its main subsidiaries are exploration, development and sale of oil and gas.	—	50.00
Trans-Asia Gas Pipeline Co., Ltd.	PRC	5,000	Main contractor, investment holding, investment management, investment consulting, enterprise management advisory, technology development, promotion and technology consulting	—	50.00

Summarized Financial Information of the Group's Principal Associates and Reconciliation to Carrying Amount and Statement of Comprehensive Income and Dividends Received of the Group's Principal Joint Ventures
Summarized financial information in respect of the Group’s principal associates and reconciliation to carrying amount is as follow:

	PipeChina (Note 41)	China Petroleum Finance Co., Ltd.		CNPC Captive Insurance Co., Ltd.
	December 31, 2020	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	RMB	RMB	RMB	RMB	RMB
Percentage ownership interest (%)	29.90	32.00	32.00	49.00	49.00
Current assets	74,012	313,741	261,520	11,267	10,823
Non-current assets	655,982	177,344	228,933	2,956	2,618
Current liabilities	55,562	404,201	403,052	4,752	4,752

Non-current liabilities	104,150	12,617	17,234	2,776	2,232

Net assets	570,282	74,267	70,167	6,695	6,457
Group’s share of net assets	151,135	23,765	22,453	3,281	3,164
Goodwill	—	349	349	—	—

Carrying amount of interest in associates	151,135	24,114	22,802	3,281	3,164

Summarized statement of comprehensive income and dividends received by the Group are as follow:

	PipeChina (Note 41)	China Petroleum Finance Co., Ltd.			CNPC Captive Insurance Co., Ltd.
	From Oct 01, 2020 to Dec 31, 2020	2020	2019	2018	2020	2019	2018
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	22,766	7,954	9,672	8,520	735	712	706
Profit for the year	6,444	7,819	7,810	7,554	389	349	315
Other comprehensive income	—	(1,603)	1,356	651	—	(1)	—

Total comprehensive income	6,444	6,216	9,166	8,205	389	348	315

Group’s share of total comprehensive income	1,532	1,989	2,933	2,626	191	170	154

Dividends received by the Group	—	677	1,268	983	74	62	63

Summarized Statement of Financial Posistion, Adjusted for Fair Value Adjustments and Differences in Accounting Policies and Reconciliation to Carrying Amount and Statement of Comprehensive Income, Adjusted for Fair Value Adjustments and Differences in Accounting Policies and Dividends Received of the Group's Principal Joint Ventures
Summarized statement of financial position as included in their own financial statements, adjusted for fair value adjustments and differences in accounting policies in respect of the Group’s principal joint ventures and reconciliation to carrying amount is as follows:

	China Marine Bunker (PetroChina) Co., Ltd.		Mangistau Investment B.V.		Trans-Asia Gas Pipeline Co., Ltd.
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	RMB	RMB	RMB	RMB	RMB	RMB
Percentage ownership interest (%)	50.00	50.00	50.00	50.00	50.00	50.00
Non-current assets	1,685	1,750	10,586	11,980	39,809	43,258
Current assets	7,319	8,666	830	1,211	2,886	2,680
Including: cash and cash equivalents	1,343	1,206	74	292	739	73
Non-current liabilities	158	152	3,008	3,062	2,330	2,355
Including: Non-current financial liabilities	1	5	848	907	2,330	2,100
Current liabilities	5,927	7,349	575	567	235	445
Including: Current financial liabilities excluding trade and other payables	3,267	3,599	—	—	—	—

Net assets	2,919	2,915	7,833	9,562	40,130	43,138

Net assets attributable to owners of the Company	2,672	2,672	7,833	9,562	40,130	43,138
Group’s share of net assets	1,336	1,336	3,917	4,781	20,065	21,569

Carrying amount of interest in joint ventures	1,336	1,336	3,917	4,781	20,065	21,569

Summarized statement of comprehensive income as included in their own financial statements, adjusted for fair value adjustments and differences in accounting policies and dividends received by the Group is as follows:

	China Marine Bunker (PetroChina) Co., Ltd.			Mangistau Investment B.V.			Trans-Asia Gas Pipeline Co., Ltd.
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	36,695	42,116	43,924	8,152	15,104	16,085	18	23	14
Depreciation, depletion and amortization	(195)	(81)	(90)	(1,048)	(883)	(807)	(38)	(37)	(4)
Interest income	16	23	18	4	2	5	42	51	59
Interest expense	(60)	(88)	(96)	(160)	(158)	(154)	(58)	(57)	(46)
Income tax expense	(57)	(92)	(37)	(293)	(925)	(1,077)	1	—	10
Net profit	185	142	126	362	2,818	3,324	3,060	4,070	1,931
Total comprehensive income	140	169	151	(650)	2,978	3,020	(3,007)	7,940	2,505

Group’s share of total comprehensive income	46	85	76	(325)	1,489	1,510	(1,504)	3,970	1,253

Dividends received by the Group	—	—	8	539	1,115	1,650	—	175	—

Principal Subsidiaries of the Group
The principal subsidiaries of the Group are:

Company Name	Country of Incorporation	Registered Capital	Type of Legal Entity	Attributable Equity Interest %	Voting Rights %	Principal Activities
Daqing Oilfield Company Limited	PRC	47,500	Limited liability company	100.00	100.00	Exploration, production and sale of crude oil and natural gas

CNPC Exploration and Development Company Limited (i)	PRC	16,100	Limited liability company	50.00	57.14	Exploration, production and sale of crude oil and natural gas outside the PRC

PetroChina Hong Kong Limited	Hong Kong	HKD 7,592 million	Limited liability company	100.00	100.00	Investment holding. The principal activities of its subsidiaries, associates and joint ventures are the exploration, production and sale of crude oil in and outside the PRC as well as natural gas sale and transmission in the PRC

PetroChina International Investment Company Limited	PRC	31,314	Limited liability company	100.00	100.00
Investment holding. The
principal activities of its
subsidiaries, associates and joint ventures are the exploration, development and production of crude
oil, natural gas, oil sands and coalbed methane outside the PRC

PetroChina International Company Limited	PRC	18,096	Limited liability company	100.00	100.00	Marketing of refined products and trading of crude oil and petrochemical products, storage, investment in refining, chemical engineering, storage facilities, service station, and transportation facilities and related business in and outside the PRC

PetroChina Sichuan Petrochemical Company Limited	PRC	10,000	Limited liability company	90.00	90.00	Production and sale of oil refining, petrochemical and chemical products

(i)
The Company consolidated the financial statements of the entity because it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Summarized Financial Information of the Group's Principal Subsidiaries with Significant Non-controlling Interests
Summarized financial information in respect of the Group’s principal subsidiaries with significant non-controlling
interests is as follows:

	CNPC Exploration and Development Company Limited		PetroChina Sichuan Petrochemical Company Limited
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	RMB	RMB	RMB	RMB
Percentage ownership interest (%)	50.00	50.00	90.00	90.00
Current assets	16,046	20,604	4,278	3,600
Non-current assets	182,392	186,792	26,371	25,904
Current liabilities	21,820	18,911	5,382	4,444
Non-current liabilities	22,566	25,326	486	615

Net assets	154,052	163,159	24,781	24,445

Summarized statement of comprehensive income is as follows:

	CNPC Exploration and Development Company Limited			PetroChina Sichuan Petrochemical Company Limited
	2020	2019	2018	2020	2019	2018
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	33,312	47,096	45,618	35,319	49,858	39,887
Profit from continuing operations	6,006	14,126	15,563	520	544	735
Total comprehensive income	(6,972)	17,879	17,577	520	544	735
Profit attributable to non-controlling interests	3,311	8,274	8,844	52	54	74
Dividends paid to non-controlling interests	1,498	1,923	2,038	12	19	—
Summarized statement of cash flows is as follows:

	CNPC Exploration and Development Company Limited			PetroChina Sichuan Petrochemical Company Limited
	2020	2019	2018	2020	2019	2018
	RMB	RMB	RMB	RMB	RMB	RMB
Net cash inflow from operating activities	5,681	17,780	22,467	5,119	3,413	2,236
Net cash (outflow) / inflow from investing activities	(16,187)	(17,306)	(33,466)	(380)	537	178
Net cash (outflow) / inflow from financing activities	7,410	(1,118)	7,865	(3,186)	(4,035)	(2,332)
Effect of foreign exchange rate changes on cash and cash equivalents	(776)	220	(1,350)	—	—	—

Net (decrease) / increase in cash and cash equivalents	(3,872)	(424)	(4,484)	1,553	(85)	82
Cash and cash equivalents at the beginning of the year	13,074	13,498	17,982	8	93	11

Cash and cash equivalents at the end of the year	9,202	13,074	13,498	1,561	8	93